S000006641 [Member] Expense Example - Loomis Sayles Global Bond Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	967
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	1,260
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 852